CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES - Impact on profit or loss and other comprehensive income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of initial application of standards or interpretations [line items]
Revenue-Oil and gas sales	¥ 185,872	$ 27,034	¥ 151,888	¥ 121,325
Expenses [abstract]
Operating expenses	(24,251)	(3,527)	(24,282)	(23,211)
Depreciation, depletion and amortization	(50,640)	(7,365)	(61,257)	(68,907)
Profit before tax	75,177	10,934	36,357	(5,275)
Income tax expense	(22,489)	(3,271)	(11,680)	5,912
PROFIT FOR THE YEAR ATTRIBUTABLE TO OWNERS OF THE PARENT	52,688	7,663	24,677	637
Total comprehensive income for the year attributable to owners of the parent	61,700	$ 8,974	¥ 14,104	¥ 10,483
Without application of IFRS 15/HKFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue-Oil and gas sales	185,537
Expenses [abstract]
Operating expenses	(24,219)
Depreciation, depletion and amortization	(50,642)
Profit before tax	74,872
Income tax expense	(22,390)
PROFIT FOR THE YEAR ATTRIBUTABLE TO OWNERS OF THE PARENT	52,482
Total comprehensive income for the year attributable to owners of the parent	61,494
Impact of IFRS 15/HKFRS 15 application [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue-Oil and gas sales	(335)
Expenses [abstract]
Operating expenses	32
Depreciation, depletion and amortization	(2)
Profit before tax	(305)
Income tax expense	99
PROFIT FOR THE YEAR ATTRIBUTABLE TO OWNERS OF THE PARENT	(206)
Total comprehensive income for the year attributable to owners of the parent	¥ (206)